Financial Instruments	12 Months Ended
Sep. 25, 2015
Financial Instruments, Owned, at Fair Value [Abstract]
Financial Instruments
Financial Instruments
The Company's financial instruments consist primarily of cash and cash equivalents, time deposits, accounts receivable, investments, accounts payable, debt and derivative financial instruments. The fair value of cash, accounts receivable and accounts payable approximated book value as of September 25, 2015 and September 26, 2014. The fair value of derivative financial instruments was not material to any of the periods presented. See below for the fair value of cash equivalents, time deposits and investments and Note 9 for the fair value of debt.
Derivative Instruments
In the normal course of business, Tyco is exposed to market risk arising from changes in currency exchange rates, interest rates and commodity prices. The Company may use derivative financial instruments to manage exposures to foreign currency, commodity and interest rate risks. The Company's objective for utilizing derivative financial instruments is to manage these risks using the most effective methods to eliminate or reduce the impacts of these exposures. The Company does not use derivative financial instruments for trading or speculative purposes. As of and during the year ended September 25, 2015, September 26, 2014 and September 27, 2013, the Company did not hold or enter into any commodity derivative instruments or interest rate swaps.
For derivative instruments that are designated and qualified as hedging instruments for accounting purposes, the Company documents and links the relationships between the hedging instruments and hedged items. The Company also assesses and documents at the hedge's inception whether the derivatives used in hedging transactions are effective in offsetting changes in fair values associated with the hedged items. During the quarter ended March 27, 2015, the Company designated its 2025 Euro notes as a net investment hedge of the Company’s investments in certain of its international subsidiaries that use the Euro as their functional currency and intercompany permanent loans in order to reduce the volatility caused by changes in foreign currency exchange rates of the Euro with respect to the U.S. Dollar. During the year ended September 25, 2015, the change in the carrying value due to remeasurement of the 2025 Euro notes resulted in a $9 million gain reported in Accumulated other comprehensive loss within the Consolidated Statement of Shareholders' Equity. This hedge did not result in any hedge ineffectiveness for the year ended September 25, 2015. During the years ended September 26, 2014 and September 27, 2013, the Company did not have derivative instruments that were designated and qualified as hedging instruments for accounting purposes.
Foreign Currency Exposures
As of September 25, 2015 and September 26, 2014, the total gross notional amount of the Company's foreign exchange contracts was $365 million and $258 million, respectively. The fair value of these derivative financial instruments and impact of such changes in the fair value was not material to the Consolidated Balance Sheets as of September 25, 2015 and September 26, 2014 or Consolidated Statements of Operations and Consolidated Statements of Cash Flows for the years ended September 25, 2015, September 26, 2014 and September 27, 2013.
Counterparty Credit Risk
The use of derivative financial instruments exposes the Company to counterparty credit risk. Tyco has established policies and procedures to limit the potential for counterparty credit risk, including establishing limits for credit exposure and continually assessing the creditworthiness of counterparties. As a matter of practice, the Company deals with major banks worldwide having strong investment grade long-term credit ratings. To further reduce the risk of loss, the Company generally enters into International Swaps and Derivatives Association master netting agreements with substantially all of its counterparties. The Company's derivative contracts do not contain any credit risk related contingent features and do not require collateral or other security to be furnished by the Company or the counterparties. The Company's exposure to credit risk associated with its derivative instruments is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes. The Company does not anticipate any non-performance by any of its counterparties, and the concentration of risk with financial institutions does not present significant credit risk to the Company.
Cash Equivalents and Investments
The fair value of cash equivalents approximates carrying value and are included in Level 1.
Investments may include marketable securities such as U.S. government obligations, U.S. government agency and corporate debt securities, equity securities, exchange traded funds or time deposits with banks.
When available, the Company uses quoted market prices to determine the fair value of investment securities. Such investments are included in Level 1. When quoted market prices are not readily available, pricing determinations are made based on the results of market approach valuation models using observable market data such as recently reported trades, bid and offer information and benchmark securities. These investments are included in Level 2 and consist primarily of U.S. government agency securities and corporate debt securities.
Assets Measured at Fair Value on a Recurring Basis
The following tables present the Company's hierarchy for its assets measured at fair value on a recurring basis as of September 25, 2015 and September 26, 2014 ($ in millions):

				Consolidated Balance Sheet Classification
	As of September 25, 2015			Cash and Cash Equivalents	Prepaid Expenses and Other Current Assets	Other Assets
Investment Assets:	Level 1	Level 2	Total
Cash equivalents	$909	$—	$909	$909	$—	$—
Available-for-sale securities:
Exchange traded funds (fixed income) (1)	186	—	186	—	15	171
Exchange traded funds (equity) (1)	77	—	77	—	—	77
Trading securities:
Exchange traded funds (equity)	59	—	59	—	59	—
	$1,231	$—	$1,231	$909	$74	$248
(1) Classified as restricted investments. See Note 12 for further details on asbestos.

	As of September 26, 2014			Consolidated Balance Sheet Classification
Investment Assets:	Level 1	Level 2	Total	Cash and Cash Equivalents	Prepaid Expenses and Other Current Assets
Cash equivalents	$223	$—	$223	$223	$—
Time deposits	275	—	275	—	275
Trading securities:
Exchange traded funds (equity)	62	—	62	—	62
	$560	$—	$560	$223	$337

During 2015 and 2014, the Company did not have any significant transfers between levels within the fair value hierarchy.
The Company recorded an unrealized loss of $14 million for the year ended September 25, 2015 related to these available-for-sale securities. The Company did not hold available-for-sale securities as of September 26, 2014. Unrealized gains and losses related to trading securities were not material for the years ended September 25, 2015 and September 26, 2014. Investments with continuous unrealized losses for less than 12 months and 12 months or greater as of both September 25, 2015 and September 26, 2014 were not material. The Company did not record any other-than-temporary impairments for fiscal years 2015, 2014 and 2013.
Other
The year ended September 26, 2014 included a $7 million loss on the sale of an investment related to the Company's ROW Integrated Solutions and Services business.
The Company had $1.4 billion and $1.5 billion of intercompany loans designated as permanent in nature as of September 25, 2015 and September 26, 2014, respectively. Additionally, for the years ended September 25, 2015, September 26, 2014, and September 27, 2013 the Company recorded a cumulative translation loss of $161 million, loss of $28 million and gain of $3 million, respectively, through Accumulated other comprehensive loss within the Consolidated Statement of Shareholders' Equity related to these loans.